GEOGRAPHIC INFORMATION - Total revenues and Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GEOGRAPHIC INFORMATION
Total revenues	$ 275,093	$ 248,920	$ 220,774
Long-lived assets	19,048	23,221	30,592
Americas, principally the United States
GEOGRAPHIC INFORMATION
Total revenues	139,583	115,806	103,190
Long-lived assets	3,588	977	4,310
Europe
GEOGRAPHIC INFORMATION
Total revenues	87,679	88,746	75,490
Long-lived assets	328	662	403
Eastern Asia
GEOGRAPHIC INFORMATION
Total revenues	42,108	38,988	36,083
Long-lived assets	901	706	768
Israel
GEOGRAPHIC INFORMATION
Total revenues	5,723	5,380	6,011
Long-lived assets	$ 14,231	$ 20,876	$ 25,111